Financial Instruments	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Financial Instruments

Our financial instruments consist of cash and cash equivalents, short-term investments, contract receivable, other receivables and accounts payable.  As at December 31, 2017, there are no significant differences between the carrying values of these amounts and their estimated market values.

Credit risk
Credit risk is the risk of financial loss if a counterparty to a financial instrument fails to meet its contractual obligations.  We are exposed to credit risk on our cash and cash equivalents, short-term investments and contract receivable in the event of non-performance by counterparties, but we do not anticipate such non-performance. Our maximum exposure to credit risk at the end of the period is the carrying value of our cash and cash equivalents, short-term investments and contract receivable.

We mitigate our exposure to credit risk by maintaining our primary operating and investment bank accounts with Schedule I banks in Canada. For our foreign domiciled bank accounts, we use referrals or recommendations from our Canadian banks to open foreign bank accounts and these accounts are used solely for the purpose of settling accounts payable or payroll.

We also mitigate our exposure to credit risk by restricting our portfolio to investment grade securities with short-term maturities and by monitoring the credit risk and credit standing of counterparties. As at December 31, 2016, 100% of our short-term investments were in guaranteed investment certificates.
We mitigate our exposure to credit risk connected to our contract receivable by performing a review of our customer's credit risk and payment histories, including payments made subsequent to year-end.

Interest rate risk
Interest rate risk is the risk that future cash flows of a financial instrument will fluctuate because of changes in market interest rates. We are exposed to interest rate risk through our cash and cash equivalents and our portfolio of short-term investments.  We mitigate this risk through our investment policy that only allows investment of excess cash resources in investment grade vehicles while matching maturities with our operational requirements.

Fluctuations in market rates of interest do not have a significant impact on our results of operations due to the short term to maturity of the investments held.

Currency risk
Currency risk is the risk that future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. In the normal course of our operations, we are exposed to currency risk from the purchase of goods and services primarily in the U.S., the U.K. and the European Union. In addition, we are exposed to currency risk to the extent cash is held in foreign currencies from either the purchase of foreign currencies or when we receive foreign currency proceeds from operating and financing activities. As well, we are exposed to currency risk related to our regional licensing agreement. The impact of a $0.01 increase in the value of the U.S. dollar against the Canadian dollar would have increased our net loss in 2017 by approximately $5,056.  The impact of a $0.10 increase in the value of the British pound against the Canadian dollar would have increased our net loss in 2017 by approximately $21,492. The impact of a $0.10 increase in the value of the Euro against the Canadian dollar would have increased our net loss in 2017 by approximately $11,736.

We mitigate our foreign exchange risk by maintaining sufficient foreign currencies, through the purchase of foreign currencies or receiving foreign currencies from financing activities, to settle our foreign accounts payable.

Balances in foreign currencies at December 31, 2017 are as follows:

	US dollars $	British pounds £	Euro €
Cash and cash equivalents	1,948,573	21,755	19,372
Contract receivable	3,800,000	—	—
Accounts payable	(777,271)	(13,949)	(1,100)
	4,971,302	7,806	18,272

Liquidity risk
Liquidity risk is the risk that we will encounter difficulty in meeting obligations associated with financial liabilities. We manage liquidity risk through the management of our capital structure as outlined in Note 14. Accounts payable are all due within the current operating period.